Notes Payable, net (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt
Notes payable, net consisted of the following (in thousands):

Indebtedness	Subsidiary	Maturity	Interest Rate	December 31, 2017	December 31, 2016
Term loan	J&S	November 2022	One-Month LIBOR(2) + 3.25%	$9,917	$—
Revolving credit facility	J&S	November 2022	One-Month LIBOR(2) + 3.25%	814	—
Capital lease obligations (see note 7)	J&S	Various	Various - fixed	896	—
Revolving credit facility	Pure Rooms	On demand	Prime Rate (1) + 1.00%	100	—
Term loan	Pure Rooms	October 1, 2018	5.00%	220	—
Total notes payable				11,947	—
Less deferred loan costs, net				(240)	—
Total notes payable less net deferred loan costs				11,707
Less current portion				(1,751)	—
				$9,956	$—
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(1)	Prime Rate was 4.50% at December 31, 2017.

(2)	One-month LIBOR rate was 1.56% at December 31, 2017.

Schedule of Maturities of Long-term Debt
Excluding capital lease obligations (see note 7) and interest, maturities of our long-term debt for each of the next five years and thereafter are as follows (in thousands):

2018	$1,320
2019	1,000
2020	1,000
2021	1,000
2022	6,731
Thereafter	—
$11,051